ACQUISITIONS AND DIVESTITURES (Details) - EUR (€) € in Millions		12 Months Ended
	Jul. 18, 2018	Dec. 31, 2018
Badger Licensing LLC [Member]
Significant Business Acquisitions and Divestitures [Abstract]
Recorded net gain before tax		€ 6.3
Technip Offshore Finland Oy [Member]
Significant Business Acquisitions and Divestitures [Abstract]
Recorded net gain before tax		€ 23.6
Percentage of outstanding shares sold	100.00%